Other notes to the unaudited Condensed Consolidated Interim Financial Statements (Tables)	6 Months Ended
Jun. 30, 2022
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Interest and other income	Interest and other income

Quarters			$ million	Half year
Q2 2022	Q1 2022	Q2 2021		2022	2021
993	(737)	134	Interest and other income/(expenses)	257	2,590
			of which:
144	111	95	Interest income	255	230
198	1	34	Dividend income (from investments in equity securities)	199	35
334	193	(55)	Net gains on sales and revaluation of non-current assets and businesses	527	2,018
166	15	4	Net foreign exchange gains/(losses) on financing activities	182	90
151	(1,057)	56	Other	(907)	217

Deferred tax	Deferred tax

$ million
	June 30, 2022	December 31, 2021
Non-current assets
Deferred tax	8,575	12,426
Non-current liabilities
Deferred tax	16,145	12,547
Net deferred liability	(7,570)	(121)

Assets classified as held for sale	Assets classified as held for sale

$ million
	June 30, 2022	December 31, 2021
Assets classified as held for sale	203	1,960
Liabilities directly associated with assets classified as held for sale	382	1,253

Retirement benefits	Retirement benefits

$ million
	June 30, 2022	December 31, 2021
Non-current assets
Retirement benefits	14,973	8,471
Non-current liabilities
Retirement benefits	8,693	11,325
Surplus/(deficit)	6,280	(2,854)

Cash flows from operating activities - Other	Cash flow from operating activities - Other

Quarters			$ million	Half year
Q2 2022	Q1 2022	Q2 2021		2022	2021
1,706	1,876	561	Other	3,582	1,145